Risk/Return Detail Data - FidelityManagedRetirementFunds-RetailComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Managed Retirement Income Fund℠ /Fidelity Managed Retirement Income Fund℠
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Managed Retirement Income Fund ℠ seeks high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate	33.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement. Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in U.S. equity funds, 8% in international equity funds, 43% in U.S. investment grade bond funds, 5% in international bond funds, 3% in long-term treasury bond funds, 20% in short-term inflation-protected bond funds, and 10% in short-term funds). Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The fund's investment objective is intended to support a withdrawal strategy to provide investors with income in retirement. Please contact Fidelity or your investment professional for more information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	2.07%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.46%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.13%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | Fidelity Managed Retirement Income Fund
Risk/Return:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567
2014	5.00%
2015	(0.27%)
2016	5.23%
2017	7.08%
2018	(1.80%)
2019	10.57%
2020	8.56%
2021	2.76%
2022	(11.67%)
2023	8.07%
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | Return Before Taxes | Fidelity Managed Retirement Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.07%
Past 5 years	3.32%
Past 10 years	3.16%
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | After Taxes on Distributions | Fidelity Managed Retirement Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	6.90%
Past 5 years	2.17%
Past 10 years	2.00%
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | After Taxes on Distributions and Sales | Fidelity Managed Retirement Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.83%
Past 5 years	2.17%
Past 10 years	2.08%
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityManagedRetirementFunds-RetailComboPRO | Fidelity Managed Retirement Income Fund | IXZNC
Risk/Return:
Label	Fidelity Managed Retirement Income Composite Index℠
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.53%